UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07678
American Municipal Income Portfolio, Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall Minneapolis, MN		55402
(Address of principal executive offices)		(Zip code)
Charles D. Gariboldi 800, Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-677-3863

Date of fiscal year end:	1/31/05

Date of reporting period:	4/30/05

Schedule of Investments

American Municipal Income Portfolio

April 30, 2005

Description of Security	Principal Amount	Market Value (a)
(Percentages of each investment category relate to net assets applicable to outstanding common shares)

Municipal Long-Term Securities — 140.0%

Alabama — 0.8%
Camden Industrial Development Board, Weyerhaeuser, AMT (Callable 12/1/13 at 100), 6.38%, 12/1/24 (e)	$650,000	$709,384

Arizona — 7.5%
Douglas Community Housing Revenue, Rancho La Perilla (Callable 1/20/10 at 102), 6.13%, 7/20/41	990,000	1,035,431
Gilbert Industrial Development Authority, S.W. Student Services (Prerefunded 2/1/09 at 102), 5.85%, 2/1/19	1,300,000	1,445,327
Gilbert Wastewater System and Development Revenue (Callable 10/01/2009 @ 100), 4.90%, 4/1/19	1,000,000	1,003,100
Pima County United School District (FGIC), 8.38%, 7/1/13 (b)	2,450,000	3,281,995
		6,765,853

California — 12.4%
Alameda Corridor Transportation Authority, Zero-Coupon Bond (AMBAC), 5.72%, 10/1/30 (b) (f)	7,375,000	2,065,221
California Pollution Control Financing Authority, Solid Waste Disposal (Callable 4/1/14 at 101), 5.40%, 4/1/25	1,000,000	1,035,860
California Statewide Communities Development Authority (Callable 11/1/13 at 100), 5.25%, 11/15/23	2,000,000	2,122,860
Golden State Tobacco Settlement (Callable 6/1/13 at 100), 5.50%, 6/1/33	1,500,000	1,615,455
State General Obligation (Callable 2/1/13 at 100), 5.00%, 2/1/21	1,500,000	1,580,670
State Public Works, Department of Mental Health (Callable 6/1/14 at 100), 5.50%, 6/1/19	2,000,000	2,221,820
Vernon California Electrical System, Malburg Generating System (Prerefunded 4/1/08 at 100), 5.50%, 4/1/23 (d)	500,000	537,325
		11,179,211

Colorado — 15.9%
E-470 Public Highway Authority, Zero Coupon, 5.11%, 9/1/26	4,800,000	1,666,320
E-470 Public Highway Authority, Zero Coupon, 5.35%, 9/1/34	7,425,000	1,670,328
Educational and Cultural Facilities Authority, The Classical Academy (Prerefunded 12/1/11 at 100), 7.25%, 12/1/30 (d)	2,000,000	2,446,140
Health Facility Revenue Authority, Vail Valley Medical Center Project (Callable 1/15/2015 @ 100), 5.00%, 1/15/20	1,000,000	1,035,690
Northwest Parkway Public Highway Authority, Zero-Coupon Bond (AMBAC) (Callable 6/15/11 at 33.46), 6.15%, 6/15/29 (b) (f)	5,000,000	1,276,500
State Health Facilities Authority, Covenant Retirement Community (Callable 12/1/12 at 101), 6.13%, 12/1/33	1,000,000	1,077,140
State Health Facilities Authority, Evangelical Lutheran (Callable 10/1/12 at 100), 5.90%, 10/1/27	650,000	693,088
State Housing and Financial Authority, Solid Waste Revenue, Waste Management Inc. Project, AMT, 5.70%, 7/1/18 (e)	1,000,000	1,048,150
State Multifamily Housing and Financial Authority (Callable 4/1/12 at 100), 5.70%, 10/1/42	2,750,000	2,862,805
Water Reserve and Power Development Authority, Clean Water Revenue (Callable 9/1/2006 @ 101), 5.90%, 9/1/16	135,000	141,574
Water Reserve and Power Development Authority, Clean Water Revenue (Prerefunded 9/1/06 @101), 5.90%, 9/1/16 (d)	365,000	383,706
		14,301,441

Florida — 1.3%
Palm Beach County Facilities Authority, Abbey Delray South (Callable 10/1/13 at 100), 5.45%, 10/1/15	1,100,000	1,162,744

Georgia — 8.4%
Fulton County Georgia Development Authority, Dist. Cooling Facility (Callable 9/1/15 at 100), 5.13%, 3/1/26	700,000	700,560
Municipal Electrical Authority (FGIC) (Escrowed to maturity), 6.50%, 1/1/12 (b) (c)	6,000,000	6,826,500
		7,527,060

Illinois — 8.1%
Health Facility Authority, Lutheran General Hospital, 7.00%, 4/1/08	775,000	828,010
Health Facility Authority, Lutheran General Hospital, 7.00%, 4/1/14	500,000	611,820
Health Facility Authority, Villa St. Benedict (Callable 11/15/13 at 101), 6.90%, 11/15/33	600,000	614,274
Metropolitan Pier and Exposition Authority, McCormick Place, Convertible, Zero-Coupon Bond (MBIA), 5.32%, 6/15/23 (b) (f)	6,115,000	3,727,949
Rockford Multifamily Housing Revenue, Rivers Edge Apts., AMT (Callable 1/20/08 at 102), 5.88%, 1/20/38 (e)	1,000,000	1,031,200
State Health Facilities Authority, Condell Medical Center (Callable 5/15/12 at 100), 5.50%, 5/15/32	500,000	511,400
		7,324,653

Indiana — 4.8%
Health Facility Authority, Columbus Hospital (FSA), 7.00%, 8/15/15 (b)	2,670,000	3,252,915
Indianapolis Indiana Airport Authority, Fed Ex Corp. Project, AMT, 5.10%, 1/15/17 (e)	1,000,000	1,054,460
		4,307,375

Iowa — 5.2%
Finance Authority, Friendship Haven Project Series A (Callable 11/15/2011 @ 100), 6.13%, 11/15/32	800,000	808,008
Hospital Facilities Authority, Iowa Health System (Callable 2/15/10 at 101), 6.75%, 2/15/15	1,000,000	1,112,050
Iowa Higher Education Loan Authority, Simpson College (Callable 12/1/10 at 102), 5.00%, 12/1/27	430,000	426,530
Iowa Higher Education Loan Authority, Simpson College (Callable 12/1/10 at 102), 5.10%, 12/1/35	290,000	285,351
Sheldon Health Care Facilities, Rev. Rfg. Northwest Iowa Health Center (Callable 3/1/05 at 100), 6.15%, 3/1/16	1,000,000	1,002,580
State Higher Education Loan Authority, Wartburg College (ACA) (Callable 10/1/12 at 100), 5.50%, 10/1/33 (b)	1,000,000	1,058,590
		4,693,109

Massachusetts — 0.5%
Boston Industrial Development Financing Authority, Crosstown Center Project, AMT (Callable 9/1/12 at 102), 6.50%, 9/1/35 (e)	500,000	500,360

Michigan — 11.1%
Comstock Park Public Schools (FGIC), 7.88%, 5/1/11 (b)	3,145,000	3,810,136
Hospital Financing Authority, Daughters of Charity (Escrowed to maturity, callable 11/1/05 at 101), 5.25%, 11/1/15 (c)	1,500,000	1,528,770
Kent Hospital Financial Authority, Butterworth Hospital (MBIA), 7.25%, 1/15/13 (b)	4,000,000	4,714,360
		10,053,266

Minnesota — 14.8%
Agriculture and Development Board, Fairview Health Care System (Callable 11/15/10 at 101), 6.38%, 11/15/29	1,000,000	1,094,310
Glencoe Health Care Facilities, Glencoe Regional Health Services (Callable 4/1/11 at 101), 7.50%, 4/1/31	900,000	963,189
Maplewood Multifamily Revenue, Carefree Cottages II, AMT (FNMA) (Callable 4/15/14 at 100), 4.80%, 4/15/34 (e) (b)	1,000,000	1,004,320
Marshall Health Care Facility, Weiner Medical Center (Callable 11/1/13 at 100), 6.00%, 11/1/28	500,000	544,775
Minneapolis Health Care System, Allina Health System, 6.00%, 11/15/23	565,000	618,698
Minneapolis MN, Guthrie Parking Ramp (Callable 5/1/05 at 100), 2.85%, 12/1/28	6,780,000	6,780,000
Minneapolis MN, University Gateway Project (Callable 5/1/05 at 100), 2.90%, 6/1/32	2,360,000	2,360,000
		13,365,292

Missouri — 0.6%
Cape Girardeau County Industrial Development Authority, Southeast Hospital Association (Callable 6/1/12 at 100), 5.75%, 6/1/32	500,000	516,405

Nebraska — 0.7%
Educational Financial Authority Revenue, Midland Lutheran College Series A (Callable 9/15/2013 @ 100), 5.60%, 9/15/29	600,000	599,484

Nevada — 0.9%
Department of Business & Industry, Las Ventanas Retirement Project B (Callable 11/15/14 at 100), 6.75%, 11/15/23	750,000	775,860

New Hampshire — 0.7%
Health and Education Facility Authority, Speare Memorial Hospital (Callable 7/1/2015 @ 100), 5.88%, 7/1/34	600,000	613,032

New Mexico — 3.5%
Mortgage Finance Authority, 6.88%, 1/1/25	1,270,000	1,293,139
Mortgage Finance Authority, 6.50%, 7/1/25	1,040,000	1,044,898
Mortgage Finance Authority, 6.75%, 7/1/25	775,000	779,425
		3,117,462

New York — 3.0%
New York City, Series B, 5.75%, 8/1/16	1,400,000	1,557,528
New York Water and Sewer System (Crossover refunded to 6/15/10 at 101), 6.00%, 6/15/33 (d)	380,000	432,486
New York Water and Sewer System (Prerefunded to 6/15/10 at 101), 6.00%, 6/15/33 (d)	620,000	711,785
		2,701,799

North Dakota — 2.1%
Fargo Health Systems, Meritcare (Callable 6/1/10 at 101), 5.63%, 6/1/31	1,750,000	1,913,450

Ohio — 3.7%
Lucus County Port Authority, St. Mary Woods Project Series A (Callable 5/15/2010 @ 100), 6.00%, 5/15/24	600,000	603,654
Richland County Hospital Facilities, Medcentral Health System (Callable 11/15/10 at 101), 6.13%, 11/15/16	1,000,000	1,092,040
Richland County Hospital Facilities, Medcentral Health System (Callable 11/15/10 at 101), 6.38%, 11/15/30	1,000,000	1,082,570
Toledo - Lucas County Port Authority, Crocker Park Public Improvement Project (Callable 12/1/13 at 102), 5.25%, 12/1/23	500,000	518,905
		3,297,169

Pennsylvania — 3.0%
Chartiers Valley Industrial and Commercial Development Authority, Friendship Village South (Callable 8/15/10 at 100), 5.75%, 8/15/20	1,000,000	1,005,790
Erie County Industrial Development Authority, Env. Imp. Rfg. International Paper Company Project (AMT) (Callable 11/01/2014 @ 100), 5.00%, 11/1/18	650,000	657,352
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care (Callable 2/1/2015 @ 100), 6.25%, 2/1/35	1,000,000	1,025,640
		2,688,782

Puerto Rico — 1.2%
Puerto Rico Public Finance Corp. (Callable 2/1/12 at 100), 5.75%, 8/1/27	1,000,000	1,112,950

South Carolina — 0.8%
State Jobs Economic Development Authority, Hospital Facility, Palmetto Health (Callable 8/1/13 at 100), 6.13%, 8/1/23	250,000	271,805
State Jobs Economic Development Authority, Hospital Facility, Palmetto Health (Callable 8/1/13 at 100), 6.38%, 8/1/34	375,000	411,060
		682,865

South Dakota — 4.1%
Sioux Falls Health Facilities, Dow Rummel Village Project (Callable 11/15/12 at 100), 6.63%, 11/15/23	620,000	629,368
State Economic Development Finance Authority, Pooled Loan Program, Davis Family, AMT (Callable 4/1/14 at 100), 6.00%, 4/1/29 (e)	1,000,000	1,029,860
State Economic Development Finance Authority, Pooled Loan Program, McEleeg S.D., AMT (Callable 4/1/14 at 100), 5.95%, 4/1/24 (e)	2,000,000	2,068,680
		3,727,908

Tennessee — 3.1%
Johnson City Health and Education Facilities, Mountain States Health (Callable 7/1/12 at 103), 7.50%, 7/1/33	1,000,000	1,188,520
Shelby County Health, Education and Housing Facilities, Methodist Healthcare (Escrowed to maturity), 6.50%, 9/1/21 (c)	240,000	283,846
Shelby County Health, Education and Housing Facilities, Methodist Healthcare (Prerefunded 9/1/12 @ 100), 6.50%, 9/1/21 (d)	410,000	490,823
Sullivan County Health, Education and Housing Facilities, Wellmont Health System Project (Callable 9/1/12 at 101), 6.25%, 9/1/32	750,000	813,600
		2,776,789

Texas — 16.6%
Abilene Health Facility Development Revenue, Sears Methodist Retirement (Callable 5/15/09 at 101), 6.00%, 11/15/29	500,000	482,150
Abilene Health Facility Development Revenue, Sears Methodist Retirement (Callable 8/15/08 at 101), 5.88%, 11/15/18	1,150,000	1,160,120
Brazoria County Environmental Authority, Dow Chemical Project, AMT (Callable 5/15/12 at 100), 5.70%, 5/15/33 (e)	500,000	545,285
Brazos River Pollution Control Authority, Texas Utilities, AMT (Callable 4/1/13 at 101), 7.70%, 4/1/33 (e)	500,000	592,035
Brazos River Pollution Control Authority, TXU Energy, AMT (Callable 10/1/13 at 101), 6.75%, 10/1/38 (e)	715,000	783,905
Fort Bend Independent School District (Escrowed to maturity), 5.00%, 2/15/14 (c)	1,000,000	1,108,660
Grand Prairie Independent School District (PSF) (Callable 8/15/11 at 100), 5.85%, 2/15/26 (b)	40,000	44,588
Grand Prairie Independent School District (PSF) (Prerefunded to 8/15/11 at 100), 5.85%, 2/15/26 (b) (d)	2,960,000	3,374,844
HFDC Central, Villa De San Antonio (Callable 5/15/2009 @ 100), 6.00%, 5/15/25	1,000,000	1,007,430
Houston Health Facilities Development Revenue, Retirement Facility, Buckingham Senior Living (Callable 2/15/14 at 101), 7.00%, 2/15/26	1,500,000	1,609,020
Richardson Hospital Authority, Richardson Regional Hospital (Callable 12/1/13 at 100), 6.00%, 12/1/34	2,500,000	2,641,950
Sam Rayburn Municipal Power Agency (RAAI) (Callable 10/1/12 at 100), 5.75%, 10/1/21 (b)	1,000,000	1,113,430
Tyler Health Facility, Mother Frances Hospital (Callable 7/1/13 at 100), 5.75%, 7/1/27	500,000	521,290
		14,984,707

Washington — 1.1%
Skagit County Public Hospital District (Callable 12/1/13 at 101), 6.00%, 12/1/23	900,000	964,125

Wisconsin — 4.1%
State Health and Education Facility, Beloit Hospital (Callable 7/1/05 at 100), 5.90%, 7/1/11	625,000	626,769
State Health and Educational Facility Authority, Attic Angel Obligated Group (Callable 11/15/08 at 102), 5.75%, 11/15/27	1,800,000	1,692,720
State Health and Educational Facility Authority, Synergyhealth Inc. (Callable 8/15/13 at 100), 6.00%, 11/15/23	500,000	537,985
State Health and Educational Facility Authority, Wheaton Fransiscan Services (Callable 2/15/12 at 101), 5.75%, 8/15/30	750,000	797,018
		3,654,492

Total Municipal Long-Term Securities (cost: $117,578,520)		126,017,027

Municipal Short-Term Securities (d) — 5.6%
New York — 3.4%
State General Obligation, 2.99%, 8/1/16	3,000,000	3,000,000

South Dakota — 2.2%
South Dakota State Health and Educational Facility Authority, Avera Health (AMBAC), 3.14%, 7/1/24	2,000,000	2,000,000

Total Municipal Short-Term Securities (cost: $5,000,000)		5,000,000

Description of Security	Shares	Market Value (a)
(Percentages of each investment category relate to net assets applicable to outstanding common shares)

Affiliated Money Market Fund (i) — 3.9%
First American Tax Free Obligations Fund	3,550,177	3,550,177
Total Affiliated Money Market Fund (cost: $3,550,177)		3,550,177

Total Investments in Securities (j) — 149.5% (cost: $126,128,697)		$134,567,204

See accompanying Notes to Schedule of Investments

Notes to Schedule of Investments:

(a)       Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors.  Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day.  For securities traded on NASDAQ national market system, the fund utilizes the NASDAQ Official Closing Price which compares the last trade to the bid/ask price of a security.  If the last trade is within the bid/ask range, then that price will be the closing price.  If the last trade is below the bid, the bid will be the closing price.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service.  The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.  Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.  Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold.  If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. As of April 30, 2005, the fund had no fair valued securities.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.  Security valuations are performed once a week and at the end of each  month.

(b)       Portfolio abbreviations and definitions:

ACA – American Capital Access

AMBAC – American Municipal Bond Assurance Company

FGIC – Financial Guaranty Insurance Corporation

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

PSF – Permanent School Fund

RAAI – Radian Asset Assurance Inc.

(c)        Escrowed to maturity issues are typically backed by U.S. government obligations.  If call date is available,  these bonds may still be subject to call at the call date and price indicated.

(d)       Prerefunded issues are backed by U.S. government obligations.  Crossover refunded issues are backed by the credit of the refunding issuer.  In both cases, the bonds mature at the date and price indicated.

(e)        AMT - Alternative Minimum Tax.  As of April 30, 2005, the aggregate market value of securities subject to the Alternative Minimum Tax is $11,024,991, which represents 12.2% of net assets applicable to common shares.

(f)           For zero-coupon investments, the interest rate shown is the effective yield on the date of purchase.

(g)       Floating or variable rate obligations maturing in more than one year.  The interest rates, which are based on specific, or an index of, market interest rates, are subject to change periodically and are the effective rates on April 30, 2005.  These instruments may also have a demand feature which allows the recovery of the principal at any time, or at specified intervals not exceeding one year, on up to 30 days’ notice.  Maturity dates shown represent final maturity.

(h)       Investment in affiliated security.  This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund.

(i)          On April 30, 2005, the cost of investments in was $126,128,697.  The difference between federal tax cost and book cost is due to the tax deferral of market discount accretion.  The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost were as follows:

Gross unrealized appreciation	$8,544,104
Gross unrealized depreciation	(105,597)
Net unrealized appreciation	$8,438,507

Item 2—Controls and Procedures

(a)  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications of the principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Municipal Income Portfolio, Inc.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: June 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: June 29, 2005

By:	/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date: June 29, 2005